Intangible Assets, net - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 4,258,222	$ 4,247,883
Total Gross Carrying Amount	4,505,135	4,494,796
Amortization
Accumulated Amortization	2,460,412	2,221,336
Intangible assets, net
Net Book Value - Subject to amortization	1,797,810	2,026,547
Total Net Book Value	2,044,723	2,273,460
Trademarks
Intangible assets - Gross carrying amount
Not subject to amortization	246,913	246,913
Intangible assets, net
Not subject to amortization	246,913	246,913
Customer relationships
Intangible assets - Gross carrying amount
Gross Carrying Amount	2,428,946	2,434,051
Amortization
Accumulated Amortization	1,093,753	956,586
Intangible assets, net
Net Book Value - Subject to amortization	$ 1,335,193	$ 1,477,465
Weighted Average Life (years)	15 years 2 months 12 days	15 years 2 months 12 days
Computer software and game library
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 967,828	$ 947,207
Amortization
Accumulated Amortization	753,160	710,725
Intangible assets, net
Net Book Value - Subject to amortization	$ 214,668	$ 236,482
Weighted Average Life (years)	5 years 6 months 5 days	5 years 7 months 6 days
Trademarks
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 185,590	$ 186,218
Amortization
Accumulated Amortization	61,806	47,053
Intangible assets, net
Net Book Value - Subject to amortization	$ 123,784	$ 139,165
Weighted Average Life (years)	14 years 1 month 6 days	14 years 1 month 6 days
Licenses
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 294,104	$ 220,213
Amortization
Accumulated Amortization	221,934	155,870
Intangible assets, net
Net Book Value - Subject to amortization	$ 72,170	$ 64,343
Weighted Average Life (years)	10 years 6 days	5 years 4 months 24 days
Developed technologies
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 220,097	$ 300,207
Amortization
Accumulated Amortization	179,192	204,533
Intangible assets, net
Net Book Value - Subject to amortization	$ 40,905	$ 95,674
Weighted Average Life (years)	5 years 4 months 24 days	10 years 1 month 6 days
Networks
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 18,808	$ 18,806
Amortization
Accumulated Amortization	13,978	13,571
Intangible assets, net
Net Book Value - Subject to amortization	$ 4,830	$ 5,235
Weighted Average Life (years)	7 years	7 years
Sports and horse racing betting rights
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 134,197	$ 132,521
Amortization
Accumulated Amortization	131,933	128,888
Intangible assets, net
Net Book Value - Subject to amortization	$ 2,264	$ 3,633
Weighted Average Life (years)	6 years 6 months	6 years 6 months
Other
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 8,652	$ 8,660
Amortization
Accumulated Amortization	4,656	4,110
Intangible assets, net
Net Book Value - Subject to amortization	$ 3,996	$ 4,550
Weighted Average Life (years)	16 years 1 month 6 days	16 years 1 month 6 days